UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/01

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VIII Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Douglas M. Leone       Menlo Park, California      09/30/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
Form 13F Information Table Entry Total:                    7
Form 13F Information Table Value Total:              $61,382
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       SC VIII MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                           AS OF 09/30/01



                                                                                                                Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other     ------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers   Sole       Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------   ------------------------
ARIBA                        COMMON      04033V104            133       71,604  SH         SOLE                71,604
EBAY                         COMMON      278642103         14,474      316,374  SH         SOLE               316,374
i2 TECHNOLOGIES              COMMON      465754109            923      268,316  SH         SOLE               268,316
NEXTCARD                     COMMON      65332K107         11,679    1,833,381  SH         SOLE             1,833,381
VA LINUX                     COMMON      91819B105          4,401    4,191,093  SH         SOLE             4,191,093
VIVENDI UNIVERSAL             ADR        92851S204         26,914      580,672  SH         SOLE               580,672
YAHOO                        COMMON      984332106          2,858      324,445  SH         SOLE               324,445
